UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789

(Address of principal executive offices)	(Zip code)

CITCO Mutual Fund Services, Inc.

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1. Schedule of Investments.

Schedule of Investments

March 31, 2005 (Unaudited)

Aggressive Growth Fund

	Shares	Value
COMMON STOCKS - 98.32%
Advertising Services - 2.52%
Getty Images, Inc. (a)	6,300	$447,993

Aerospace/Defense - Equipment - 1.50%
Rockwell Collins, Inc.	5,600	266,504

Agricultural Chemicals - 1.38%
Potash Corporation of Saskatchewan, Inc.	2,800	245,028

Airlines - 2.50%
Southwest Airlines Co.	31,100	442,864

Auto/Truck Parts & Equipment - Original - 2.36%
Borg Warner, Inc.	8,600	418,648

Broadcast Services/Program - 2.15%
UnitedGlobalcom, Inc. (a)	40,400	382,184

Cellular Telecom - 5.92%
Nextel Partners, Inc. (a)	26,200	575,352
NII Holdings, Inc. (a)	8,250	474,375

		1,049,727

Coal - 1.36%
Peabody Energy Corp.	5,200	241,072

Commercial Banks - Western US - 1.01%
UCBH Holdings, Inc.	4,500	179,550

Commercial Services - 2.44%
Alliance Data Systems Corp. (a)	10,700	432,280

Computer Services - 4.81%
Affiliated Computer Services, Inc. (a)	5,400	287,496
Anteon International Corp. (a)	7,900	307,547
Cognizant Technology Solutions Corp. (a)	5,600	258,720

		853,763

Computers - Memory Devices - 1.50%
Network Appliance, Inc. (a)	9,650	266,919

Consumer Products - Misc - 1.46%
Fossil, Inc. (a)	10,000	259,250

Data Processing/Management - 1.06%
Navteq Corp. (a)	4,350	188,573

Diagnostic Equipment - 2.84%
Cytyc Corp. (a)	13,600	312,936
Gen Probe, Inc. (a)	4,300	191,608

		504,544

Disposable Medical Products - 1.50%
C R Bard, Inc.	3,900	265,512

E-Commerce/Services - 1.31%
Monster Worldwide, Inc. (a)	8,300	232,815

Electronic Components - Misc - 1.99%
Jabil Circuit, Inc. (a)	12,385	353,220

Electronic Components - Semiconductor - 5.33%
International Rectifier Corp. (a)	6,900	313,950
Nvidia Corp. (a)	15,700	373,032
Q Logic Corp. (a)	6,400	259,200

		946,182

Electronic Measuring Instruments - 5.48%
Flir Systems, Inc. (a)	12,200	369,660
Garmin Ltd.	6,800	314,976
Tektronix, Inc.	11,750	288,227

		972,863

Hazardous Waste Disposal - 0.91%
Stericycle, Inc. (a)	3,650	161,330

Hospital Beds/Equipment - 1.46%
Kinetic Concepts, Inc. (a)	4,350	259,478

Human Resources - 1.79%
Manpower, Inc.	7,300	317,696

Industrial Automation/Robotics - 2.36%
Rockwell Automation	7,400	419,136

Internet Security - 1.86%
Verisign, Inc. (a)	11,500	330,050

Medical - Biomedical/Genetics - 1.39%
Protein Design Labs, Inc. (a)	15,400	246,246

Medical Labs & Testing Services - 1.96%
Laboratory Corporation of America Holdings (a)	7,200	347,040

Medical Products - 3.60%
Cooper Companies, Inc.	5,300	386,370
Inamed Corp. (a)	3,600	251,568

		637,938

Metal Processors & Fabrication - 2.99%
Precision Castparts Corp.	6,900	531,369

Oil & Gas Drilling - 3.64%
Ensco International, Inc.	8,950	337,057
Transocean, Inc. (a)	6,000	308,760

		645,817

Oil Field Machinery & Equipment - 1.16%
National-Oilwell, Inc. (a)	4,400	205,480

Pharmacy Services - 1.82%
Caremark RX, Inc. (a)	8,100	322,218

Physical Practice Management - 1.55%
Pediatrix Medical Group, Inc. (a)	4,000	274,360

Real Estate Management/Services - 2.49%
CB Richard Ellis Group, Inc. (a)	12,650	442,623

Retail - Apparel/Shoe - 3.37%
Ross Stores, Inc.	12,100	352,594
Urban Outfitters, Inc. (a)	5,100	244,647

		597,241

Retail - Discount - 1.90%
Family Dollar Stores, Inc.	11,100	336,996

Retail - Pet Food & Supplies - 2.37%
Petco Animal Supplies, Inc. (a)	11,400	419,634

Schools - 1.97%
Education Management Corp. (a)	6,200	173,290
Strayer Education, Inc.	1,550	175,646

		348,936

Software & Programming - 1.97%
Amdocs Ltd. (a)	12,300	349,320

Telecommunication Equipment - 3.84%
Comverse Technology, Inc. (a)	19,800	499,356
Plantronics, Inc.	4,800	182,784

		682,140

Veterinary Diagnostics - 1.53%
VCA Antech, Inc. (a)	13,400	271,082

Web Hosting/Design - 1.97%
Macromedia, Inc. (a)	10,450	350,075

TOTAL COMMON STOCKS (Cost $15,005,492)		$17,445,696

SHORT TERM INVESTMENTS - 1.78%
Money Market Funds - 1.78%
First American Treasury Obligations Fund Class A	$315,025	$315,025

TOTAL SHORT TERM INVESTMENTS (Cost $315,025)		$315,025

Total Investments (Cost $15,320,517) - 100.10%		$17,760,721
Liabilities in Excess of Other Assets, Net (0.10)%		-17,762

TOTAL NET ASSETS - 100.00%		$17,742,959

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Aggressive Growth Fund	15,320,517	2,804,634	(364,430)	2,440,204

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Large/Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS - 96.29%
Advertising Agencies - 3.05%
Omnicom Group, Inc.	14,000	$1,239,280

Aerospace/Defense - Equipment - 4.26%
United Technologies Corp.	17,000	1,728,220

Applications Software - 1.95%
Mercury Interactive Corp. (a)	10,000	473,800
Siebel Systems, Inc. (a)	34,675	316,583

		790,383

Building - Residential/Commercial - 1.69%
Centex Corp.	12,000	687,240

Computers - Memory Devices - 1.97%
EMC Corp. (a)	65,000	800,800

Cosmetics & Toiletries - 4.59%
Colgate-Palmolive Co.	15,000	782,550
Estee Lauder Companies, Inc.	24,000	1,079,520

		1,862,070

Diversified Manufacturing Operations - 8.45%
Illinois Tool Works, Inc.	7,000	626,710
Ingersoll-Rand Co.	14,000	1,115,100
Tyco International Ltd.	50,000	1,690,000

		3,431,810

E-Commerce/Services - 1.10%
EBay, Inc. (a)	12,000	447,120

Electronics - Military - 3.50%
L-3 Communications Holdings, Inc.	20,000	1,420,400

Enterprise Software/Services - 4.05%
SAP AG ADR	41,000	1,643,280

Finance - Credit Card - 1.77%
MBNA Corp.	29,250	718,088

Finance - Investment Banker/Broker - 1.16%
Legg Mason, Inc.	6,000	468,840

Food - Wholesale/Distribution - 4.50%
SYSCO Corp.	51,000	1,825,800

Industrial Automation/Robotics - 2.23%
Rockwell Automation	16,000	906,240

Life/Health Insurance - 1.93%
Aflac, Inc.	21,000	782,460

Machinery - Print Trade - 1.93%
Zebra Technologies Corp. (a)	16,500	783,585

Medical - Biomedical/Genetics - 7.01%
Biogen IDEC, Inc. (a)	20,000	690,200
Genzyme Corp. (a)	26,000	1,488,240
Medimmune, Inc. (a)	28,000	666,680

		2,845,120

Medical - Drugs - 1.71%
Allergan, Inc.	10,000	694,700

Medical Instruments - 2.84%
St. Jude Medical, Inc. (a)	32,000	1,152,000

Medical Products - 7.57%
Biomet, Inc.	16,000	580,800
Stryker Corp.	28,000	1,249,080
Zimmer Holdings, Inc. (a)	16,000	1,244,960

		3,074,840

Multi-line Insurance - 3.09%
American International Group, Inc.	22,650	1,255,036

Oil - Field Services - 2.08%
Baker Hughes, Inc.	6,000	266,940
Weatherford International Ltd. (a)	10,000	579,400

		846,340

Pharmacy Services - 2.45%
Caremark RX, Inc. (a)	25,000	994,500

Publishing - Newspapers - 0.88%
Washington Post Co.	400	357,600

Retail - Apparel/Shoe - 4.03%
American Eagle Outfitters, Inc.	20,000	591,000
Chicos Fas, Inc. (a)	20,000	565,200
Urban Outfitters, Inc. (a)	10,000	479,700

		1,635,900

Retail - Bedding - 2.61%
Bed Bath Beyond, Inc. (a)	29,000	1,059,660

Retail - Building Products - 4.22%
Lowe’s Companies, Inc.	30,000	1,712,700

Retail - Office Supplies - 1.86%
Staples, Inc.	24,000	754,320

Semicon Compo - Integrated Circuits - 5.08%
Analog Devices, Inc.	21,000	758,940
Linear Technology Corp.	34,000	1,302,540

		2,061,480

Therapeutics - 2.73%
Gilead Sciences, Inc. (a)	31,000	1,109,800

TOTAL COMMON STOCKS (Cost $36,741,609)		$39,089,612

SHORT TERM INVESTMENTS - 3.65%
Money Market Funds - 3.65%
First American Treasury Obligations Fund Class A	$1,481,727	$1,481,727

TOTAL SHORT TERM INVESTMENTS (Cost $1,481,727)		$1,481,727

Total Investments (Cost $38,223,336) - 99.94%		$40,571,339
Other Assets in Excess of Liabilities, Net 0.06%		23,884

TOTAL NET ASSETS - 100.00%		$40,595,223

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Large/Mid Cap Growth Fund	38,223,336	3,756,843	1,408,840	2,348,003

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 95.47%
Auction House/Art Dealer - 2.47%
Adesa, Inc.	64,000	$1,495,040

Building - Mobil Home/Manufactured Housing - 2.05%
Champion Enterprises, Inc. (a)	132,000	1,240,800

Building Products - Air & Heating - 2.42%
Lennox International, Inc.	67,000	1,468,640

Chemicals - Plastics - 2.65%
Spartech Corp.	81,000	1,607,850

Circuit Boards - 1.60%
TTM Technologies, Inc. (a)	93,000	972,780

Commercial Banks - Eastern US - 2.88%
North Fork Bancorporation, Inc.	63,000	1,747,620

Commercial Services - 0.59%
Startek, Inc.	21,200	356,160

Commercial Services - Finance - 5.25%
Interactive Data Corp. (a)	101,000	2,095,750
NCO Group, Inc. (a)	55,700	1,088,935

		3,184,685

Data Processing/Management - 4.05%
InfoUSA, Inc.	153,000	1,608,030
MoneyGram International, Inc.	45,000	849,150

		2,457,180

Distribution/Wholesale - 3.03%
Tech Data Corp. (a)	49,500	1,834,470

Diversified Manufacturing Operations - 3.94%
Federal Signal Corp.	81,000	1,228,770
Jacuzzi Brands, Inc. (a)	119,000	1,161,440

		2,390,210

E-Commerce/Products - 1.00%
1-800-Flowers.Com, Inc. (a)	80,000	605,600

Electronic Components - Misc - 1.58%
Benchmark Electronics, Inc. (a)	30,000	954,900

Engineering / R&D Services - 3.56%
URS Corp. (a)	75,000	2,156,250

Financial Guarantee Insurance - 2.76%
PMI Group, Inc.	44,000	1,672,440

Industrial Automation/Robotics - 2.69%
Unova, Inc. (a)	79,100	1,633,415

Investment Companies - 2.67%
MCG Capital Corp.	105,000	1,615,425

Medical - Biomedical/Genetics - 3.00%
Bio-Rad Laboratories, Inc. (a)	3,500	170,485
Charles River Laboratories International, Inc. (a)	35,040	1,648,281

		1,818,766

Medical - Drugs - 3.38%
K-V Pharmaceutical Co. (a)	88,300	2,048,560

Medical Information Systems - 1.67%
Dendrite International, Inc. (a)	72,000	1,010,880

Metal Processors & Fabrication - 3.06%
Kaydon Corp.	59,100	1,855,740

Networking Products - 1.62%
Netgear, Inc. (a)	65,000	980,850

Oil Company - Exploration & Production - 7.75%
Comstock Resources, Inc. (a)	58,000	1,666,920
Energy Partners Ltd. (a)	50,000	1,298,500
Swift Energy Corp. (a)	61,000	1,734,840

		4,700,260

Property/Casualty Insurance - 2.28%
Quanta Capital Holdings Ltd. (a)	173,000	1,384,000

Publishing-Books - 3.49%
John Wiley & Sons, Inc.	60,000	2,115,000

REITS-Diversified - 1.08%
Crescent Real Estate Equities Trust	40,000	653,600

REITS-Hotels - 2.26%
Highland Hospitality Corp.	132,500	1,371,375

REITS-Mortgage - 2.50%
Aames Investment Corp.	185,000	1,517,000

Retail-Apparel/Shoe - 2.99%
Stage Stores, Inc. (a)	47,200	1,812,008

Retail-Automobile - 2.80%
United Auto Group, Inc.	61,000	1,697,630

Retail-Restaurants - 3.13%
CBRL Group, Inc.	46,000	1,899,800

S&L/Thrifts-Western US - 1.41%
Commercial Capital Bancorp, Inc.	42,000	854,700

Semiconductor Equipment - 1.66%
Axcelis, Inc. (a)	138,000	1,007,400

Telecommunication Equipment - 3.04%
Commscope, Inc. (a)	123,000	1,840,080

Transport-Services - 1.43%
Sirva, Inc. (a)	122,000	867,420

Vitamins & Nutrition Products - 1.73%
NBTY, Inc. (a)	41,700	1,046,253

TOTAL COMMON STOCKS (Cost $52,853,894)		$57,874,787

SHORT TERM INVESTMENTS - 4.51%
Money Market Funds - 4.51%
Cash Trust Series II-Treasury Cash Series II	$440,245	$440,245
First American Treasury Obligations Fund Class A	2,295,460	2,295,460

		2,735,705

TOTAL SHORT TERM INVESTMENTS (Cost $2,735,705)		$2,735,705

Total Investments (Cost $55,589,599) - 99.98%		$60,610,492
Other Assets in Excess of Liabilities, Net 0.02%		12,925

TOTAL NET ASSETS-100.00%		$60,623,417

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Small Cap Value Fund	55,589,599	8,411,087	(3,390,193)	5,020,894

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Large/Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.94%
Aerospace/Defense - Equipment - 4.01%
Rockwell Collins, Inc.	22,500	$1,070,775
United Technologies Corp.	10,300	1,047,098

		2,117,873

Coal - 2.15%
Consol Energy, Inc.	24,100	1,133,182

Commercial Banks - Southern US - 2.06%
BB&T Corp.	27,800	1,086,424

Commercial Banks - Western US - 2.09%
Zions Bancorp	16,000	1,104,320

Computer Services - 2.01%
Computer Sciences Corp. (a)	23,200	1,063,720

Cosmetics & Toiletries - 2.05%
Colgate-Palmolive Co.	20,800	1,085,136

Data Processing/Management - 2.09%
Automatic Data Processing, Inc.	24,600	1,105,770

Decision Support Software - 0.94%
Cognos, Inc. (a)	11,900	499,086

Disposable Medical Products - 2.09%
C R Bard, Inc.	16,200	1,102,896

Diversified Manufacturing Operations - 4.01%
Eaton Corp.	15,800	1,033,320
ITT Industries, Inc.	12,000	1,082,880

		2,116,200

Electric - Integrated - 4.07%
Entergy Corp.	15,300	1,081,098
Exelon Corp.	23,300	1,069,237

		2,150,335

Electric Products - Misc - 1.97%
Emerson Electric Co.	16,000	1,038,880

Finance - Investment Banker/Broker - 3.94%
Bear Stearns Companies, Inc.	10,600	1,058,940
Legg Mason, Inc.	13,100	1,023,634

		2,082,574

Food - Dairy Products - 2.01%
Dean Foods Co. (a)	30,900	1,059,870

Food - Misc/Diversified - 1.89%
Conagra, Inc.	36,900	997,038

Food - Wholesale/Distribution - 2.11%
Bunge Ltd.	20,700	1,115,316

Industrial Gases - 2.03%
Praxair, Inc.	22,400	1,072,064

Investment Management/Advisory Services - 7.89%
Alliance Capital Management Holdings	22,500	1,060,875
Blackrock, Inc.	13,600	1,019,048
Eaton Vance Corp.	45,000	1,054,800
Franklin Resources, Inc.	15,100	1,036,615

		4,171,338

Medical Instruments - 2.01%
Boston Scientific Corp. (a)	36,300	1,063,227

Metal - Aluminum - 1.97%
Alcoa, Inc.	34,200	1,039,338

Metal - Diversified - 1.84%
Rio Tinto PLC ADR	7,500	973,125

Metal Processors & Fabrication - 2.00%
Precision Castparts Corp.	13,700	1,055,037

Motorcycle/Motor Scooters - 1.80%
Harley Davidson, Inc.	16,500	953,040

Oil - Field Services - 1.95%
Schlumberger Ltd.	14,600	1,029,008

Oil Company - Exploration & Production - 7.98%
Apache Corp.	17,100	1,047,033
Burlington Resources, Inc.	21,500	1,076,505
Kerr-McGee Corp.	13,600	1,065,288
Murphy Oil Corp.	10,400	1,026,792

		4,215,618

Oil Company - Integrated - 5.99%
ConocoPhillips	9,800	1,056,832
Exxon Mobil Corp.	17,300	1,031,080
Marathon Oil Corp.	23,000	1,079,160

		3,167,072

Retail - Building Products - 1.95%
Lowe’s Companies, Inc.	18,000	1,027,620

Retail - Regional Department Store - 1.97%
Neiman-Marcus Group, Inc.	11,400	1,043,214

Retail - Restaurants - 2.06%
Wendy’s International, Inc.	27,900	1,089,216

Super - Regional Banks - US - 1.99%
Comerica, Inc.	19,100	1,052,028

Telecommunication Equipment - 1.98%
Harris Corp.	32,000	1,044,800

Telephone - Integrated - 1.99%
Alltel Corp.	19,200	1,053,120

Transport - Marine - 2.05%
Overseas Shipholding Group, Inc.	17,200	1,082,052

Transport - Rail - 2.08%
Burlington Northern Santa Fe Corp.	20,400	1,100,172

Transport - Services - 1.97%
Fedex Corp.	11,100	1,042,845

Transport - Truck - 1.96%
Yellow Roadway Corp. (a)	17,700	1,036,158

Water - 1.99%
Aqua America, Inc.	43,200	1,051,920

TOTAL COMMON STOCKS (Cost $50,011,875)		$51,220,632

SHORT TERM INVESTMENTS - 2.98%
Money Market Funds - 2.98%
First American Treasury Obligations Fund Class A	$1,577,814	$1,577,814

TOTAL SHORT TERM INVESTMENTS (Cost $1,577,814)		$1,577,814

Total Investments (Cost $51,589,689) - 99.92%		$52,798,446
Other Assets in Excess of Liabilities, Net 0.08%		41,066

TOTAL NET ASSETS - 100.00%		$52,839,512

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Large/Mid Cap Value Fund	51,589,689	2,145,932	937,175	1,208,757

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Patriot Fund

	Shares	Value
COMMON STOCKS - 76.62%
Auction House/Art Dealer - 3.71%
Adesa, Inc.	2,000	$46,720

Building - Mobil Home/Manufactured Housing - 1.57%
Champion Enterprises, Inc. (a)	2,100	19,740

Building Products - Air & Heating - 1.48%
Lennox International, Inc.	850	18,632

Chemicals - Plastics - 1.58%
Spartech Corp.	1,000	19,850

Circuit Boards - 1.08%
TTM Technologies, Inc. (a)	1,300	13,598

Commercial Banks - Eastern US - 3.89%
Capital Crossing Bank (a)	350	11,515
North Fork Bancorporation, Inc.	1,350	37,449

		48,964

Commercial Services - 0.40%
Startek, Inc.	300	5,040

Commercial Services - Finance - 1.48%
Interactive Data Corp. (a)	900	18,675

Data Processing/Management - 1.65%
MoneyGram International, Inc.	1,100	20,779

Distribution/Wholesale - 2.35%
Tech Data Corp. (a)	800	29,648

Diversified Manufacturing Operations - 5.46%
Federal Signal Corp.	1,000	15,170
Jacuzzi Brands, Inc. (a)	5,500	53,680

		68,850

E-Commerce/Products - 0.90%
1-800-Flowers.Com, Inc. (a)	1,500	11,355

Electronic Components - Misc - 1.26%
Benchmark Electronics, Inc. (a)	500	15,915

Engineering / R&D Services - 1.83%
URS Corp. (a)	800	23,000

Financial Guarantee Insurance - 2.72%
PMI Group, Inc.	900	34,209

Industrial Automation/Robotics - 1.47%
Unova, Inc. (a)	900	18,585

Investment Companies - 2.32%
MCG Capital Corp.	1,900	29,232

Medical - Biomedical/Genetics - 4.49%
Bio-Rad Laboratories, Inc. (a)	100	4,871
Charles River Laboratories International, Inc. (a)	1,100	51,744

		56,615

Medical - Drugs - 2.49%
K-V Pharmaceutical Co. (a)	1,350	31,320

Medical Information Systems - 1.34%
Dendrite International, Inc. (a)	1,200	16,848

Networking Products - 1.20%
Netgear, Inc. (a)	1,000	15,090

Oil Company - Exploration & Production - 7.00%
Comstock Resources, Inc. (a)	1,250	35,925
Energy Partners Ltd. (a)	1,000	25,970
Swift Energy Corp. (a)	925	26,307

		88,202

Property/Casualty Insurance - 2.22%
Quanta Capital Holdings Ltd. (a)	3,500	28,000

Publishing - Books - 1.40%
John Wiley & Sons, Inc.	500	17,625

REITS - Diversified - 0.78%
Crescent Real Estate Equities Trust	600	9,804

REITS - Mortgage - 4.40%
Aames Investment Corp.	4,250	34,850
Saxon Capital, Inc.	1,200	20,580

		55,430

Retail - Apparel/Shoe - 0.61%
Stage Stores, Inc. (a)	200	7,678

Retail - Restaurants - 3.86%
Brinker International, Inc. (a)	1,000	36,220
CBRL Group, Inc.	300	12,390

		48,610

S&L/Thrifts - Western US - 2.42%
Commercial Capital Bancorp, Inc.	1,500	30,525

Semiconductor Equipment - 1.85%
Axcelis, Inc. (a)	3,200	23,360

Telecommunication Equipment - 4.27%
Commscope, Inc. (a)	3,600	53,856

Transport - Services - 1.75%
Sirva, Inc. (a)	3,100	22,041

Vitamins & Nutrition Products - 1.39%
NBTY, Inc. (a)	700	17,563

TOTAL COMMON STOCKS (Cost $973,698)		$965,359

SHORT TERM INVESTMENTS - 3.57%
Money Market Funds - 3.57%
First American Prime Obligations Fund Class A	$45,000	$45,000

TOTAL SHORT TERM INVESTMENTS (Cost $45,000)		$45,000

Total Investments (Cost $1,018,698) - 80.19%		$1,010,359
Other Assets in Excess of Liabilities, Net 19.81%		249,525

TOTAL NET ASSETS - 100.00%		$1,259,884

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Patriot Fund	1,018,698	64,026	(72,365)	(8,339)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Fixed Income Fund

	Principal Amount	Value
CORPORATE BONDS - 57.98%

Agricultural Operations - 0.82%
Archer-Daniels Midland Co.
6.625%, 05/01/2029	$200,000	$228,793

Building - Residential/Commercial - 1.73%
Centex Corp.
5.125%, 10/01/2013	500,000	484,943

Chemicals - Diversified - 0.91%
ICI Wilmington, Inc.
5.625%, 12/01/2013	250,000	253,742

Coatings/Paint - 1.10%
Sherwin-Williams Co.
7.375%, 02/01/2027	250,000	308,623

Computer Services - 2.12%
Computer Sciences Corp.
3.50%, 04/15/2008	300,000	292,372
5.00%, 02/15/2013	300,000	300,474

		592,846

Diversified Operational/Commercial Services - 2.33%
Cendant Corp.
6.25%, 01/15/2008	375,000	390,566
CUC International, Inc.
6.25%, 03/15/2010	250,000	262,917

		653,483

Education - 1.75%
California Baptist
5.70%, 01/02/2011	250,000	245,000
Western Baptist College Salem Oregon
6.10%, 12/15/2012	250,000	245,000

		490,000

Electric - Integrated - 12.03%
Appalachian Power Co.
3.60%, 05/15/2008	250,000	242,778
Dominion Resources Inc. VA New
5.00%, 03/15/2013	950,000	937,672
Florida Power Corp.
4.80%, 03/01/2013	500,000	492,840
Jersey Central Power & Light Co.
6.75%, 11/01/2025	300,000	304,950
Nisource Finance Corp.
5.40%, 07/15/2014	750,000	756,744
PPL CAP FDG INC
4.33%, 03/01/2009	500,000	486,888
Wisconsin Energy Corp.
6.50%, 04/01/2011	135,000	145,723

		3,367,595

Finance - Commercial - 2.65%
CIT Group Holdings, Inc.
4.125%, 02/21/2006	250,000	250,650
CIT Group, Inc.
5.00%, 02/13/2014	500,000	492,258

		742,908

Finance - Consumer Loans - 3.02%
American General Finance Corp.
5.375%, 10/01/2012	300,000	304,521
HSBC Finance Corp.
6.75%, 05/15/2011	400,000	438,445
John Deere Capital Corp.
5.10%, 01/15/2013	100,000	101,264

		844,230

Finance - Investment Banker/Broker - 1.41%
Bear Stearns Companies, Inc.
4.50%, 10/28/2010	400,000	393,658

Finance - Leasing Company - 1.65%
International Lease Finance Corp.
5.75%, 02/15/2007	250,000	256,715
Sunrise International Leasing Corp
5.80%, 08/15/2007	200,000	206,386

		463,101

Finance - Other Services - 0.93%
National Rural Utilities Cooperative Finance Corp
5.75%, 08/28/2009	250,000	260,611

Food - Retail - 1.81%
Kroger Co.
5.50%, 02/01/2013	500,000	507,638

Investment Companies - 3.70%
Credit Suisse First Boston USA, Inc.
5.125%, 01/15/2014	200,000	198,929
5.50%, 08/15/2013	500,000	511,009
6.50%, 01/15/2012	300,000	325,057

		1,034,995

Life/Health Insurance - 1.02%
PROTECTIVE LIFE SECD TRS
5.75%, 01/15/2019	300,000	285,932

Machinery - Farm - 1.22%
Deere & Co.
6.55%, 10/01/2028	300,000	341,041

Money Center Banks - 0.96%
Republic NY Capital II
7.53%, 12/04/2026	250,000	268,394

Multi-line Insurance - 2.85%
CNA Financial Corp.
6.50%, 04/15/2005	200,000	200,174
Unitrin, Inc.
4.875%, 11/01/2010	300,000	291,963
5.75%, 07/01/2007	300,000	307,010

		799,147

Office Supplies & Forms - 0.71%
Avery Dennison Corp.
4.875%, 01/15/2013	200,000	199,792

Paper & Related Products - 0.88%
International Paper Co.
4.25%, 01/15/2009	250,000	246,818

Pipelines - 0.68%
Duke Energy Field Services LLC
5.75%, 11/15/2006	187,000	191,115

Printing - Commercial - 1.23%
R.R. Donnelley & Sons Co.
6.625%, 04/15/2029	315,000	343,057

Rubber - Tires - 0.60%
Cooper Tire & Rubber Co.
7.625%, 03/15/2027	150,000	167,777

Super - Regional Banks - US - 1.71%
Huntington Bancshares, Inc.
3.125%, 05/15/2008	500,000	479,460

Telephone - Integrated - 1.75%
Deutsche Telekom International Finance BV
3.875%, 07/22/2008	500,000	490,482

Transport - Rail - 6.41%
CSX Corp.
4.875%, 11/01/2009	920,000	919,593
Southern Pacific Rail Corp
3.875%, 02/15/2009	900,000	874,598

		1,794,191

TOTAL CORPORATE BONDS (Amortized Cost $16,117,410)		$16,234,372

MUNICIPAL BONDS - 0.70%
North Carolina - 0.70%
North Carolina Eastern Municipal Power Agency
3.98%, 01/01/2007	200,000	196,468

TOTAL MUNICIPAL BONDS (Amortized Cost $201,203)		$196,468

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.98%
GNMA - 29.52%
Pool 585163, 5.00%, 02/15/2018	156,158	157,959
Pool 585180, 5.00%, 02/15/2018	162,439	164,311
Pool 3596, 5.50%, 08/20/2034	934,214	942,676
Pool 592492, 5.50%, 03/15/2018	177,173	179,215
Pool 599821, 5.50%, 01/15/2018	140,555	142,176
Pool 3584, 6.00%, 07/20/2034	446,248	458,237
Pool 781694, 6.00%, 12/15/2031	407,488	419,753
Pool 3544, 5.50%, 04/01/2034	445,118	449,150
Pool 3583, 5.50%, 07/01/2034	463,468	467,666
Pool 3637, 5.50%, 11/01/2034	977,683	986,539
Pool 3665, 5.50%, 01/01/2035	1,489,678	1,503,243
Pool 3679, 6.00%, 02/01/2035	995,772	1,022,364
Pool 3612, 6.50%, 09/01/2034	1,314,708	1,369,954

		8,263,243

U.S. Treasury Note/Bond - 3.46%
3.375%, 09/15/2009	1,000,000	969,493

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $9,297,691)		$9,232,736

	Shares	Value
SHORT TERM INVESTMENTS - 8.14%
Money Market Funds - 8.14%
Cash Trust Series II - Treasury Cash Series II	$1,078,045	$1,078,045
First American Treasury Obligations Fund Class A	1,200,000	1,200,000

		2,278,045

TOTAL SHORT TERM INVESTMENTS (Amortized Cost $2,278,045)		$2,278,045

Total Investments (Amortized Cost $27,894,349) - 99.80%		$27,941,621
Other Assets in Excess of Liabilities, Net 0.20%		56,894

TOTAL NET ASSETS - 100.00%		$27,998,515

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Fixed Income Fund	27,894,349	369,195	(321,924)	47,271

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

Schedule of Investments

March 31, 2005 (Unaudited)

Money Market Fund

	Principal Amount	Value
U.S GOVERNMENT & AGENCY OBLIGATIONS - 95.62%
2.03%, 04/05/2005	$400,000	$399,887
2.35%, 04/15/2005	500,000	499,510
2.59%, 05/04/2005 to 05/06/2005	1,100,000	1,097,215
2.61%, 05/11/2005	550,000	548,368
2.63%, 05/17/2005	450,000	448,459
2.67%, 05/13/2005	300,000	299,048
2.72%, 05/25/2005	700,000	697,102
2.81%, 06/01/2005	500,000	497,630

TOTAL U.S GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $4,487,219)		$4,487,219

	Shares	Value
MONEY MARKET FUNDS - 4.67%
Cash Trust Series II - Treasury Cash Series II	10,145	10,145
First American Treasury Obligations Fund Class A	209,000	209,000

TOTAL MONEY MARKET FUNDS (Amortized Cost $219,145)		$219,145

Total Investments (Amortized Cost $4,706,364) - 100.29%		$4,706,364
Liabilities in Excess of Other Assets, Net (0.29)%		-13,500

TOTAL NET ASSETS - 100.00%		$4,692,864

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Money Market	4,706,364	0	(0)	(0)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

Schedule of Investments

March 31, 2005 (Unaudited)

Strategic Growth Fund

	Shares	Value
MUTUAL FUNDS - 100.25%
Timothy Plan Fund Aggressive Growth Fund Class A (a)	1,236,500	$8,259,823
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	2,257,693	14,200,886
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	822,511	10,791,342
Timothy Plan Fund Small Cap Value Fund Class A (a)	576,167	8,095,151

TOTAL MUTUAL FUNDS (Cost $38,864,739)		$41,347,202

Total Investments (Cost $38,864,739) - 100.25%		$41,347,202
Liabilities in Excess of Other Assets, Net (0.25)%		-101,181

TOTAL NET ASSETS - 100.00%		$41,246,021

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth	38,864,739	3,916,974	(1,434,511)	2,482,463

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Conservative Growth Fund

	Shares	Value
MUTUAL FUNDS - 98.92%
Timothy Plan Fund Fixed Income Fund Class A	1,142,123	$11,615,386
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	1,233,528	7,758,893
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	926,978	12,161,945
Timothy Plan Fund Small Cap Value Fund Class A (a)	546,101	7,672,720

TOTAL MUTUAL FUNDS (Cost $36,701,198)		$39,208,944

SHORT TERM INVESTMENTS - 0.76%
Money Market Funds - 0.76%
First American Treasury Obligations Fund Class A	$299,748	$299,748

TOTAL SHORT TERM INVESTMENTS (Cost $299,748)		$299,748

Total Investments (Cost $37,000,946) - 99.68%		$39,508,692
Other Assets in Excess of Liabilities, Net 0.32%		127,876

TOTAL NET ASSETS - 100.00%		$39,636,568

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Conservative Growth	37,000,946	3,351,623	(843,876)	2,507,747

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Small Cap Variable Series

	Shares	Value
COMMON STOCKS - 90.44%
Auction House/Art Dealer - 2.65%
Adesa, Inc.	5,600	$130,816

Building - Mobil Home/Manufactured Housing - 1.90%
Champion Enterprises, Inc. (a)	10,000	94,000

Building Products - Air & Heating - 2.66%
Lennox International, Inc.	6,000	131,520

Chemicals - Plastics - 3.22%
Spartech Corp.	8,000	158,800

Circuit Boards - 1.65%
TTM Technologies, Inc. (a)	7,800	81,588

Commercial Services - 0.49%
Startek, Inc.	1,450	24,360

Commercial Services - Finance - 4.71%
Interactive Data Corp. (a)	8,000	166,000
NCO Group, Inc. (a)	3,400	66,470

		232,470

Data Processing/Management - 4.55%
InfoUSA, Inc.	16,000	168,160
MoneyGram International, Inc.	3,000	56,610

		224,770

Distribution/Wholesale - 3.00%
Tech Data Corp. (a)	4,000	148,240

Diversified Manufacturing Operations - 3.97%
Federal Signal Corp.	7,000	106,190
Jacuzzi Brands, Inc. (a)	9,200	89,792

		195,982

E-Commerce/Products - 1.07%
1-800-Flowers.Com, Inc. (a)	7,000	52,990

Electric - Integrated - 0.00%
Allete, Inc.	1	42

Electronic Components - Misc - 1.61%
Benchmark Electronics, Inc. (a)	2,500	79,575

Engineering / R&D Services - 3.20%
URS Corp. (a)	5,500	158,125

Financial Guarantee Insurance - 2.31%
PMI Group, Inc.	3,000	114,030

Industrial Automation/Robotics - 2.64%
Unova, Inc. (a)	6,300	130,095

Investment Companies - 2.96%
MCG Capital Corp.	9,500	146,158

Medical - Biomedical/Genetics - 3.60%
Bio-Rad Laboratories, Inc. (a)	400	19,484
Charles River Laboratories International, Inc. (a)	3,360	158,054

		177,538

Medical - Drugs - 3.41%
K-V Pharmaceutical Co. (a)	7,250	168,200

Medical Information Systems - 1.82%
Dendrite International, Inc. (a)	6,400	89,856

Metal Processors & Fabrication - 3.18%
Kaydon Corp.	5,000	157,000

Networking Products - 1.68%
Netgear, Inc. (a)	5,500	82,995

Oil Company - Exploration & Production - 8.36%
Comstock Resources, Inc. (a)	5,000	143,700
Energy Partners Ltd. (a)	5,000	129,850
Swift Energy Corp. (a)	4,900	139,356

		412,906

Property/Casualty Insurance - 2.43%
Quanta Capital Holdings Ltd. (a)	15,000	120,000

Publishing - Books - 2.86%
John Wiley & Sons, Inc.	4,000	141,000

REITS - Diversified - 0.99%
Crescent Real Estate Equities Trust	3,000	49,020

Retail - Apparel/Shoe - 2.64%
Stage Stores, Inc. (a)	3,400	130,526

Retail - Automobile - 3.16%
United Auto Group, Inc.	5,600	155,848

Retail - Restaurants - 2.09%
CBRL Group, Inc.	2,500	103,250

S&L/Thrifts - Western US - 2.06%
Commercial Capital Bancorp, Inc.	5,000	101,750

Semiconductor Equipment - 2.22%
Axcelis, Inc. (a)	15,000	109,500

Telecommunication Equipment - 3.58%
Commscope, Inc. (a)	11,800	176,528

Transport - Services - 1.58%
Sirva, Inc. (a)	11,000	78,210

Vitamins & Nutrition Products - 2.19%
NBTY, Inc. (a)	4,300	107,887

TOTAL COMMON STOCKS (Cost $4,125,730)		$4,465,575

SHORT TERM INVESTMENTS - 8.83%
Money Market Funds - 8.83%
Cash Trust Series II - Treasury Cash Series II	$218,000	$218,000
First American Treasury Obligations Fund Class A	218,000	218,000

		436,000

TOTAL SHORT TERM INVESTMENTS (Cost $436,000)		$436,000

Total Investments (Cost $4,561,730) - 99.27%		$4,901,575
Other Assets in Excess of Liabilities, Net 0.73%		36,029

TOTAL NET ASSETS - 100.00%		$4,937,604

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Small Cap Variable Series	4,561,730	632,780	(292,935)	339,845

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Conservative Growth Portfolio Variable Series

	Shares	Value
MUTUAL FUNDS - 99.04%
Timothy Plan Fund Fixed Income Fund Class A	174,367	$1,773,311
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	200,211	1,259,325
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	146,196	1,918,087
Timothy Plan Fund Shs Money Market Fund	654,400	654,400
Timothy Plan Fund Small Cap Value Fund Class A (a)	66,199	930,094

TOTAL MUTUAL FUNDS (Cost $6,179,732)		$6,535,217

SHORT TERM INVESTMENTS - 0.74%
Money Market Funds - 0.74%
First American Government Obligations Fund Class A	$49,086	$49,086

TOTAL SHORT TERM INVESTMENTS (Cost $49,086)		$49,086

Total Investments (Cost $6,228,818) - 99.78%		$6,584,303
Other Assets in Excess of Liabilities, Net 0.22%		14,282

TOTAL NET ASSETS - 100.00%		$6,598,585

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Conservative Growth Variable	6,228,818	460,696	(105,211)	355,485

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Schedule of Investments

March 31, 2005 (Unaudited)

Strategic Growth Portfolio Variable Series

	Shares	Value
MUTUAL FUNDS - 99.89%
Timothy Plan Fund Aggressive Growth Fund Class A (a)	194,367	$1,298,370
Timothy Plan Fund Fixed Income Fund Class A (a)	72,689	739,249
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	374,458	2,355,342
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	131,404	1,724,022
Timothy Plan Fund Small Cap Value Fund Class A (a)	89,901	1,263,107

TOTAL MUTUAL FUNDS (Cost $6,819,072)		$7,380,090

SHORT TERM INVESTMENTS - 0.13%
Money Market Funds - 0.13%
First American Government Obligations Fund Class A	$9,304	$9,304

TOTAL SHORT TERM INVESTMENTS (Cost $9,304)		$9,304

Total Investments (Cost $6,828,376) - 100.02%		$7,389,394
Liabilities in Excess of Other Assets, Net (0.02)%		-1,486

TOTAL NET ASSETS - 100.00%		$7,387,908

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2005:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth Variable	6,828,376	676,185	(115,167)	561,018

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally

Date: May 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date: May 21, 2005

By	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date: May 21, 2005